THE ADVISORS' INNER CIRCLE FUND

           AVIVA INVESTORS EMERGING MARKETS LOCAL CURRENCY BOND FUND

                         SUPPLEMENT DATED JULY 29, 2011
                                     TO THE
              INSTITUTIONAL CLASS PROSPECTUS DATED APRIL 19, 2011
               INVESTOR CLASS PROSPECTUS DATED APRIL 19, 2011 AND
        STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED APRIL 19, 2011

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION ABOUT THE AVIVA INVESTORS EMERGING MARKETS LOCAL CURRENCY BOND FUND (THE "FUND") BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

Institutional Class Shares and Investor Class Shares of the Fund are not currently available for purchase; however, it is anticipated that shares will be available for purchase on or about September 30, 2011.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 AVA-SK-009-0100